Condensed Consolidating Financial Statements (Condensed Consolidating Statement Of Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 23, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intercompany fee income (expense)		$ 0	$ 0	$ 0
Interest income (expense) on intercompany receivable/payable		0	0	0
Net cash provided (used) by other operating activities		277,952	250,152	231,439
Net Cash Provided by (Used in) Operating Activities, Continuing Operations		(277,952)	(250,152)	(231,439)
Cash Provided by (Used in) Operating Activities, Discontinued Operations		508	143	2,681
Net Cash Provided by (Used in) Operating Activities		278,460	250,295	234,120
Acquisition of rental properties and other assets		(179,820)	(85,205)	(123,497)
Proceeds from Sale of Real Estate		46,718	12,055	797
Proceeds from settlement of derivative		0	5,725	0
Investment in unconsolidated joint ventures		0	0	(1,607)
Investment in mortgage notes receivable		(72,698)	(93,877)	(60,568)
Proceeds from mortgage note receivable paydown		40,956	76,256	1,900
Investment in promissory notes receivable		0	(4,387)	(1,278)
Proceeds from Sale and Collection of Notes Receivable		0	1,750	1,027
Payments to Acquire Lease Receivables		0	0	3,262
Proceeds from Sale of Lease Receivables		4,741	46,092	0
Additions to properties under development		(408,436)	(334,635)	(197,271)
Investment in intercompany notes payable		0		0
Advances to subsidiaries, net		0	0	0
Net cash used by investing activities of continuing operations		(568,539)	(376,226)	(383,759)
Net proceeds from sale of real estate from discontinued operations		0	0	47,301
Net cash used by investing activities		(568,539)	(376,226)	(336,458)
Proceeds from long-term debt facilities		856,914	379,000	646,000
Principal payments on long-term debt		(503,314)	(310,253)	(552,468)
Deferred financing fees paid		(7,047)	(814)	(8,133)
Costs associated with loan refinancing or payoff (cash portion)		0	(25)	(5,790)
Net proceeds from issuance of common shares	$ 184,200	190,158	264,158	220,785
Impact of stock option exercises, net		(3,394)	50	947
Purchase of common shares for treasury		(8,222)	(2,892)	(3,246)
Dividends paid to shareholders		(233,073)	(207,637)	(197,924)
Net cash provided by financing activities		292,022	121,587	100,171
Effect of exchange rate changes on cash		(996)	(278)	(539)
Net increase (decrease) in cash and cash equivalents		947	(4,622)	(2,706)
Cash and cash equivalents at beginning of the year		3,336	7,958	10,664
Cash and cash equivalents at end of the year		4,283	3,336	7,958
EPR Properties (Issuer) [Member]
Intercompany fee income (expense)		2,717	3,124	2,629
Interest income (expense) on intercompany receivable/payable		111	0	17,848
Net cash provided (used) by other operating activities		(91,731)	(60,684)	(44,752)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations		88,903	57,560	24,275
Cash Provided by (Used in) Operating Activities, Discontinued Operations		0	0	0
Net Cash Provided by (Used in) Operating Activities		(88,903)	(57,560)	(24,275)
Acquisition of rental properties and other assets		(618)	(438)	(1,358)
Proceeds from Sale of Real Estate		0	0	0
Proceeds from settlement of derivative			0
Investment in unconsolidated joint ventures				(1,607)
Investment in mortgage notes receivable		0	0	(11,797)
Proceeds from mortgage note receivable paydown		0	0	0
Investment in promissory notes receivable			0	0
Proceeds from Sale and Collection of Notes Receivable			0	117
Payments to Acquire Lease Receivables				0
Proceeds from Sale of Lease Receivables		0	0
Additions to properties under development		(112)	(821)	(18)
Investment in intercompany notes payable		0		103,104
Advances to subsidiaries, net		(406,389)	(16,206)	(380,190)
Net cash used by investing activities of continuing operations				(291,749)
Net proceeds from sale of real estate from discontinued operations				0
Net cash used by investing activities		(407,119)	(17,465)	(291,749)
Proceeds from long-term debt facilities		701,914	20,000	300,000
Principal payments on long-term debt		(142,000)	0	0
Deferred financing fees paid		(7,038)	(337)	(5,620)
Costs associated with loan refinancing or payoff (cash portion)			0	0
Net proceeds from issuance of common shares		190,158	264,158	220,785
Impact of stock option exercises, net		(3,394)	50	947
Purchase of common shares for treasury		(8,222)	(2,892)	(3,246)
Dividends paid to shareholders		(233,073)	(207,637)	(197,924)
Net cash provided by financing activities		498,345	73,342	314,942
Effect of exchange rate changes on cash		0	0	0
Net increase (decrease) in cash and cash equivalents		2,323	(1,683)	(1,082)
Cash and cash equivalents at beginning of the year		(1,234)	449	1,531
Cash and cash equivalents at end of the year		1,089	(1,234)	449
Wholly-Owned Subsidiary Guarantors [Member]
Intercompany fee income (expense)		0	0	0
Interest income (expense) on intercompany receivable/payable		9,787	0	0
Net cash provided (used) by other operating activities		324,760	262,860	226,356
Net Cash Provided by (Used in) Operating Activities, Continuing Operations		(334,547)	(262,860)	(226,356)
Cash Provided by (Used in) Operating Activities, Discontinued Operations		508	47	286
Net Cash Provided by (Used in) Operating Activities		335,055	262,907	226,642
Acquisition of rental properties and other assets		(178,964)	(58,918)	(118,233)
Proceeds from Sale of Real Estate		45,637	0	0
Proceeds from settlement of derivative			0
Investment in unconsolidated joint ventures				0
Investment in mortgage notes receivable		(27,835)	(26,716)	(46,375)
Proceeds from mortgage note receivable paydown		38,456	52,834	202
Investment in promissory notes receivable			(721)	(1,278)
Proceeds from Sale and Collection of Notes Receivable			0	0
Payments to Acquire Lease Receivables				3,262
Proceeds from Sale of Lease Receivables		4,741	46,092
Additions to properties under development		(404,289)	(325,624)	(130,693)
Investment in intercompany notes payable		(1,769)		0
Advances to subsidiaries, net		386,222	(7,078)	189,577
Net cash used by investing activities of continuing operations				(110,062)
Net proceeds from sale of real estate from discontinued operations				0
Net cash used by investing activities		(137,801)	(320,131)	(110,062)
Proceeds from long-term debt facilities		155,000	359,000	346,000
Principal payments on long-term debt		(353,024)	(303,544)	(457,763)
Deferred financing fees paid		(9)	(279)	(2,494)
Costs associated with loan refinancing or payoff (cash portion)			(25)	(1,753)
Net proceeds from issuance of common shares		0	0	0
Impact of stock option exercises, net		0	0	0
Purchase of common shares for treasury		0	0	0
Dividends paid to shareholders		0	0	0
Net cash provided by financing activities		(198,033)	55,152	(116,010)
Effect of exchange rate changes on cash		(6)	39	(13)
Net increase (decrease) in cash and cash equivalents		(785)	(2,033)	557
Cash and cash equivalents at beginning of the year		2,074	4,107	3,550
Cash and cash equivalents at end of the year		1,289	2,074	4,107
Non-Guarantor Subsidiaries [Member]
Intercompany fee income (expense)		(2,717)	(3,124)	(2,629)
Interest income (expense) on intercompany receivable/payable		(9,898)	0	(17,848)
Net cash provided (used) by other operating activities		44,923	47,976	49,835
Net Cash Provided by (Used in) Operating Activities, Continuing Operations		(32,308)	(44,852)	(29,358)
Cash Provided by (Used in) Operating Activities, Discontinued Operations		0	96	2,395
Net Cash Provided by (Used in) Operating Activities		32,308	44,948	31,753
Acquisition of rental properties and other assets		(238)	(25,849)	(3,906)
Proceeds from Sale of Real Estate		1,081	12,055	797
Proceeds from settlement of derivative			5,725
Investment in unconsolidated joint ventures				0
Investment in mortgage notes receivable		(44,863)	(67,161)	(2,396)
Proceeds from mortgage note receivable paydown		2,500	23,422	1,698
Investment in promissory notes receivable			(3,666)	0
Proceeds from Sale and Collection of Notes Receivable			1,750	910
Payments to Acquire Lease Receivables				0
Proceeds from Sale of Lease Receivables		0	0
Additions to properties under development		(4,035)	(8,190)	(66,560)
Investment in intercompany notes payable		1,769		(103,104)
Advances to subsidiaries, net		20,167	23,284	190,613
Net cash used by investing activities of continuing operations				18,052
Net proceeds from sale of real estate from discontinued operations				47,301
Net cash used by investing activities		(23,619)	(38,630)	65,353
Proceeds from long-term debt facilities		0	0	0
Principal payments on long-term debt		(8,290)	(6,709)	(94,705)
Deferred financing fees paid		0	(198)	(19)
Costs associated with loan refinancing or payoff (cash portion)			0	(4,037)
Net proceeds from issuance of common shares		0	0	0
Impact of stock option exercises, net		0	0	0
Purchase of common shares for treasury		0	0	0
Dividends paid to shareholders		0	0	0
Net cash provided by financing activities		(8,290)	(6,907)	(98,761)
Effect of exchange rate changes on cash		(990)	(317)	(526)
Net increase (decrease) in cash and cash equivalents		(591)	(906)	(2,181)
Cash and cash equivalents at beginning of the year		2,496	3,402	5,583
Cash and cash equivalents at end of the year		1,905	2,496	$ 3,402
Consolidation, Eliminations [Member]
Cash and cash equivalents at beginning of the year		0
Cash and cash equivalents at end of the year		$ 0	$ 0